Other income (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020	Nov. 15, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Settlement of claims and recovery of other trade receivables				$ 0	$ 0	$ 0
Other Expenses				9,738	4,344	$ 4,990
Navios Holdings Guarantee [Member]
Maximum cash payment			$ 20,000
Repayments of Debt	$ 5,000	$ 5,000
Outstanding claim receivable				0	5,000
Other Expenses				$ 3,638
Settlement Of Claims [Member]
Settlement of claims and recovery of other trade receivables					$ 2,697